Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	$ 672	$ 0
Derivative assets $	7,425	4,505
Accrued liabilities $	(71,864)	(81,706)
Current portion of derivative liabilities $	(15,581)	(56,925)
Derivative liabilities (note 13)	23,289	32,971
Cross currency swap agreements
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	672	0
Derivative assets $	3,529	4,505
Accrued liabilities $	(342)	(701)
Current portion of derivative liabilities $	(2,803)	(11,434)
Derivative liabilities (note 13)	11,509	7,887
Derivative
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	672	0
Derivative assets $	7,425	4,505
Accrued liabilities $	(2,586)	(5,594)
Current portion of derivative liabilities $	(15,581)	(56,925)
Derivative liabilities $	(23,289)
Derivative liabilities (note 13)		32,971
Not Designated as Hedging Instrument [Member] | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	0	0
Derivative assets $	3,896	0
Accrued liabilities $	(2,177)	(4,823)
Current portion of derivative liabilities $	(10,327)	(42,329)
Derivative liabilities (note 13)	8,699	15,453
Cash flow hedging | Designated as hedging instrument | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	0	0
Derivative assets $	0	0
Accrued liabilities $	(67)	(70)
Current portion of derivative liabilities $	(2,451)	(3,162)
Derivative liabilities (note 13)	$ 3,081	$ 9,631